Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued legal expenses		$ 5,431,494	$ 198,372
Accrued marketing expenses		4,860,716	1,168,891
Accrued payroll expenses		1,358,213	1,080,829
Accrued sales tax		359,311	351,774
Accrued income tax			1,280,676
Other accrued expenses		1,064,921	2,216,688
Accrued expenses	$ 19,243,682	$ 13,074,655	$ 6,297,230